Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at beginning of year	$ 7	$ 3	$ 1
Increases related to current year tax positions	3	4	2
Decreases related to prior year tax positions	(3)	0	0
Unrecognized tax benefits at end of year	$ 7	$ 7	$ 3